Segments (Details)		12 Months Ended
	Apr. 03, 2020 segment	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Revenues		$ 110,551,502	$ 99,079,267	$ 101,104,224
Cost of revenues		103,373,524	90,429,027	91,452,753
Gross profit		7,177,978	8,650,240	9,651,471
Fresh meat
Segment Reporting Information [Line Items]
Revenues		86,301,255	99,079,267	101,104,224
Cost of revenues		81,153,996	90,429,027	91,452,753
Gross profit		5,147,259	8,650,240	9,651,471
Depreciation and amortization		506,775	521,925	542,189
Total capital expenditures		700,399	20,635	89,351
Feed raw materials
Segment Reporting Information [Line Items]
Revenues		24,250,247	0	0
Cost of revenues		22,219,528	0	0
Gross profit		2,030,719	0	0
Depreciation and amortization		1,579	0	0
Total capital expenditures		0	0	0
Continuing operations
Segment Reporting Information [Line Items]
Revenues		110,551,502	99,079,267	101,104,224
Cost of revenues		103,373,524	90,429,027	91,452,753
Gross profit		7,177,978	8,650,240	9,651,471
Depreciation and amortization		508,354	521,925	542,189
Total capital expenditures		700,399	20,635	$ 89,351
Discontinued operations | Grocery stores | Grocery stores
Segment Reporting Information [Line Items]
Revenues		1,574,965	3,465,885
Cost of revenues		1,435,597	3,114,906
Gross profit		139,368	350,979
Depreciation and amortization		125,257	167,609
Total capital expenditures		$ 0	$ 0